Applied Finance Valuation Large Cap ETF

Schedule of Investments

September 30, 2024 (unaudited)

		Shares	Value
99.34%	COMMON STOCK
12.11%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	70,528	$11,697,069
	AT&T, Inc.	26,721	587,862
	Charter Communications, Inc.(A)	1,512	490,009
	Comcast Corp. Class A	11,058	461,893
	Electronic Arts, Inc.	847	121,494
	Fox Corp. Class A	4,091	173,172
	The Interpublic Group	2,652	83,883
	Match Group, Inc.(A)	3,926	148,560
	Meta Platforms, Inc.	16,315	9,339,359
	Netflix, Inc.(A)	734	520,604
	Omnicom Group, Inc.	2,696	278,739
	T-Mobile US, Inc.	5,561	1,147,568
	Verizon Communications, Inc.	19,198	862,182
			25,912,394

10.48%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	38,713	7,213,393
	Autozone, Inc.(A)	289	910,362
	Bath & Body Works, Inc.	1,673	53,402
	Best Buy Co., Inc.	1,282	132,431
	Booking Holdings, Inc.	326	1,373,151
	Borg-Warner, Inc.	2,017	73,197
	Caesars Entertainment, Inc.(A)	1,087	45,371
	CarMax, Inc.(A)	291	22,518
	Carnival Corporation ADR(A)	4,324	79,908
	Darden Restaurants, Inc.	289	47,434
	Deckers Outdoor Corp.(A)	307	48,951
	Domino’s Pizza, Inc.	588	252,922
	DR Horton, Inc.	2,479	472,919
	eBay, Inc.	2,663	173,388
	Etsy, Inc.(A)	850	47,201
	Expedia Group, Inc.(A)	774	114,567
	Garmin Ltd. ADR	736	129,558
	General Motors Co.	8,594	385,355
	Genuine Parts Co.	988	138,004
	Hasbro, Inc.	2,264	163,732

Applied Finance Valuation Large Cap ETF

Schedule of Investments

September 30, 2024 (unaudited)

	CONSUMER DISCRETIONARY Continued	Shares	Value
	Hilton Worldwide Holdings, Inc.	4,378	$1,009,129
	Home Depot, Inc.	6,107	2,474,556
	Lennar Corp.	785	147,172
	Lowe’s Companies, Inc.	5,303	1,436,318
	Lululemon Athletica, Inc. ADR(A)	569	154,398
	Marriott International Class A	2,735	679,921
	McDonald’s Corp.	3,855	1,173,886
	MGM Resorts International(A)	830	32,445
	Mohawk Industries, Inc.(A)	251	40,331
	NIKE, Inc.	5,103	451,105
	NVR, Inc.(A)	29	284,542
	O’Reilly Automotive, Inc.(A)	1,058	1,218,393
	Polo Ralph Lauren Corp.	11	2,133
	Pool Corp.	77	29,014
	Pulte Group, Inc.	2,455	352,366
	Royal Caribbean Cruises ADR	1,240	219,926
	Tapestry, Inc.	1,505	70,705
	Tractor Supply Co.	512	148,956
	Ulta Beauty, Inc.(A)	276	107,397
	Yum! Brands, Inc.	3,630	507,147
			22,417,604

5.64%	CONSUMER STAPLES
	Altria Group, Inc.	10,321	526,784
	Archer-Daniels-Midland Co.	3,198	191,049
	Bunge Global Shares ADR	1,266	122,346
	Campbell Soup Co.	544	26,612
	Church & Dwight Co.	1,030	107,862
	The Coca-Cola Co	18,632	1,338,896
	Conagra Brands, Inc.	281	9,138
	Constellation Brands, Inc.	1,032	265,936
	Dollar General Corp.	2,287	193,412
	Dollar Tree, Inc.(A)	1,305	91,768
	General Mills, Inc.	2,960	218,596
	The Hershey Company	1,513	290,163
	Hormel Foods Corp.	548	17,372
	The JM Smucker Co	299	36,209
	Kellanova	1,379	111,299
	Kenvue, Inc.	10,327	238,864

Applied Finance Valuation Large Cap ETF

Schedule of Investments

September 30, 2024 (unaudited)

	CONSUMER STAPLES Continued	Shares	Value
	Keurig Dr Pepper, Inc.	5,348	$200,443
	The Kraft Heinz Co	4,835	169,757
	Kroger Co.	3,472	198,946
	McCormick & Co., Inc.	518	42,631
	Mondelez International Inc. Class A	5,827	429,275
	Monster Beverage Corp.(A)	4,446	231,948
	PepsiCo, Inc.	5,147	875,247
	Philip Morris International, Inc.	12,204	1,481,566
	The Procter & Gamble Co	8,967	1,553,084
	Target Corp.	1,804	281,171
	Walmart, Inc.	34,934	2,820,921
			12,071,295

3.07%	ENERGY
	APA Corp.	3,843	94,000
	Chevron Corp.	7,949	1,170,649
	ConocoPhillips	5,129	539,981
	Coterra Energy, Inc.	3,899	93,381
	Devon Energy Corp.	3,848	150,534
	Diamondback Energy, Inc.	1,084	186,882
	EOG Resources, Inc.	2,760	339,287
	Exxon Mobil Corp.	17,907	2,099,059
	Halliburton Co.	4,144	120,383
	Kinder Morgan, Inc.	4,109	90,768
	Marathon Oil Corp.	3,527	93,924
	Marathon Petroleum Corp.	3,587	584,358
	Phillips 66	2,670	350,972
	Targa Resources Corp.	995	147,270
	Valero Energy Corp.	3,720	502,312
			6,563,760

12.35%	FINANCIALS
	Aflac, Inc.	2,235	249,873
	Aon plc ADR	4,382	1,516,128
	Arch Capital Group Ltd. ADR(A)	1,546	172,966
	Assurant, Inc.	10	1,989
	CBOE Global Markets, Inc.	850	174,140
	Chubb Ltd. ADR	983	283,487
	Comerica, Inc.	797	47,748

Applied Finance Valuation Large Cap ETF

Schedule of Investments

September 30, 2024 (unaudited)

	FINANCIALS Continued	Shares	Value
	Corpay, Inc.(A)	1,447	$452,564
	FactSet Research Systems, Inc.	282	129,678
	Fidelity National Information Services, Inc.	2,884	241,535
	Fiserv, Inc.(A)	8,119	1,458,578
	Globe Life, Inc.	537	56,874
	Hartford Financial Services Group, Inc.	832	97,852
	Jack Henry & Associates, Inc.	279	49,255
	JPMorgan Chase & Co.	6,284	1,325,044
	Marsh & McLennan Cos, Inc.	2,162	482,321
	Mastercard, Inc. Class A	21,544	10,638,427
	MetLife, Inc.	3,910	322,497
	Moody’s Corporation	1,203	570,932
	Morgan Stanley	528	55,039
	Northern Trust Corp.	274	24,668
	PayPal Holdings, Inc.(A)	6,543	510,550
	The PNC Financial Services Group, Inc	523	96,677
	Principal Financial Group, Inc.	481	41,318
	Regions Financial Corp.	3,821	89,144
	S&P 500 Global, Inc.	1,299	671,089
	T Rowe Price Group, Inc.	566	61,654
	The Travelers Companies, Inc	292	68,363
	US Bancorp	1,310	59,906
	Visa, Inc. Class A	23,234	6,388,188
	W. R. Berkley Corp.	1,464	83,053
	Willis Towers Watson plc ADR	23	6,774
			26,428,311

13.79%	HEALTH CARE
	Abbott Laboratories	6,380	727,384
	Abbvie, Inc.	23,230	4,587,460
	Agilent Technologies, Inc.	1,576	234,004
	Bio-Rad Laboratories, Inc.(A)	53	17,733
	Bristol-Myers Squibb Co.	31,200	1,614,288
	Cardinal Health, Inc.	1,075	118,809
	Cencora, Inc.	3,243	729,934
	Centene Corp.(A)	1,202	90,487
	The Cigna Grou	526	182,227
	Danaher Corp.	581	161,530
	DaVita, Inc.(A)	1,009	165,405

Applied Finance Valuation Large Cap ETF

Schedule of Investments

September 30, 2024 (unaudited)

	HEALTH CARE Continued	Shares	Value
	Edwards Lifescience Corp.(A)	3,042	$200,742
	Elevance Health, Inc.	499	259,480
	GE Healthcare Technologies	1,741	163,393
	Gilead Sciences, Inc.	19,319	1,619,705
	HCA Healthcare, Inc.	1,970	800,667
	Hologic, Inc.(A)	824	67,123
	Humana, Inc.	280	88,687
	Idexx Laboratories, Inc.(A)	482	243,516
	Incyte Corp.(A)	2,269	149,981
	Insulet Corp.(A)	304	70,756
	Iqvia Holdings, Inc.(A)	2,914	690,531
	Johnson & Johnson	25,615	4,151,167
	Labcorp Holdings, Inc.	296	66,150
	McKesson Corp.	2,206	1,090,691
	Medtronic plc ADR	3,252	292,778
	Merck & Company, Inc.	36,898	4,190,137
	Mettler-Toledo International, Inc.(A)	310	464,907
	Molina Healthcare, Inc.(A)	295	101,645
	PerkinElmer, Inc.	287	36,664
	Regeneron Pharmaceuticals, Inc.(A)	529	556,106
	STERIS plc ADR	68	16,493
	Stryker Corp.	1,714	619,200
	Thermo Fisher Scientific, Inc.	2,274	1,406,628
	UnitedHealth Group, Inc.	3,734	2,183,195
	Universal Health Services, Inc.	130	29,771
	Vertex Pharmaceuticals(A)	1,487	691,574
	Viatris, Inc.	5,304	61,579
	Zimmer Biomet Holdings	351	37,890
	Zoetis, Inc.	2,756	538,467
			29,518,884

5.74%	INDUSTRIALS
	3M Co.	3,917	535,454
	A O Smith Corp.	329	29,554
	Allegion plc ADR	760	110,762
	Amentum Holdings, Inc.(A)	593	19,124
	Automatic Data Processing, Inc.	1,812	501,435
	Broadridge Financial Solutions, Inc.	247	53,112
	Builders FirstSource, Inc.(A)	1,712	331,888

Applied Finance Valuation Large Cap ETF

Schedule of Investments

September 30, 2024 (unaudited)

INDUSTRIALS Continued	Shares	Value
Caterpillar, Inc.	2,518	$984,840
CH Robinson Worldwide, Inc.	520	57,392
Cintas Corp.	1,164	239,644
CSX Corp.	12,857	443,952
Cummins, Inc.	798	258,384
Delta Air Lines, Inc.	3,716	188,736
Dover Corp.	769	147,448
Eaton Corp. plc	369	122,301
Equifax, Inc.	521	153,101
Expeditors International of Washington, Inc.	303	39,814
FedEx Corp.	492	134,651
Generac Holdings, Inc.(A)	325	51,636
General Dynamics Corp.	822	248,408
Grainger WW, Inc.	250	259,703
Honeywell International	2,487	514,088
Huntington Ingalls Industries	21	5,552
IDEX Corp.	16	3,432
Illinois Tool Works, Inc.	1,238	324,443
Ingersoll Rand, Inc.	1,759	172,663
Jacobs Solutions, Inc.	593	77,624
JB Hunt Transport Services, Inc.	312	53,767
Johnson Controls International ADR	1,769	137,292
Leidos Holdings, Inc.	1,226	199,838
Lockheed Martin Corp.	1,464	855,796
Masco Corp.	2,438	204,646
Northrop Grumman Corp.	548	289,382
Old Dominion Freight	506	100,512
Otis Worldwide Corp.	5,414	562,731
Parker-Hannifin Corp.	281	177,541
Paychex, Inc.	1,039	139,423
Paycom Software, Inc.	95	15,824
Pentair plc ADR	1,191	116,468
Robert Half International, Inc.	524	35,323
Rockwell Automation, Inc.	287	77,048
Rollins, Inc.	831	42,032
RTX Corp.	2,962	358,876
Snap-on, Inc.	283	81,988
Southwest Airlines Co.	541	16,030
Textron, Inc.	277	24,537

Applied Finance Valuation Large Cap ETF

Schedule of Investments

September 30, 2024 (unaudited)

	INDUSTRIALS Continued	Shares	Value
	Trane Technologies plc ADR	845	$328,477
	Transdigm Group, Inc.	250	356,783
	Union Pacific Corp.	3,238	798,102
	United Airlines Holdings(A)	2,773	158,227
	United Rentals, Inc.	352	285,025
	UPS, Inc. Class B	1,377	187,740
	Veralto Corp.	2,750	307,615
	Verisk Analytics, Inc.	351	94,054
	Wabtec Corp.	1,249	227,031
	Xylem, Inc.	304	41,049
			12,282,298

33.98%	INFORMATION TECHNOLOGY
	Accenture plc Class A ADR	5,860	2,071,393
	Adobe, Inc.(A)	3,497	1,810,677
	Amphenol Corp. Class A	3,840	250,214
	Analog Devices, Inc.	1,701	391,519
	Apple, Inc.	77,376	18,028,608
	Applied Materials, Inc.	7,271	1,469,106
	Arista Networks, Inc.(A)	853	327,398
	Autodesk, Inc.(A)	762	209,916
	Broadcom, Inc.	44,412	7,661,070
	Cadence Design Systems(A)	510	138,225
	CDW Corp.	1,846	417,750
	Cisco Systems, Inc.	28,049	1,492,768
	Cognizant Tech Solutions	2,164	167,018
	Corning, Inc.	3,674	165,881
	Enphase Energy, Inc.(A)	271	30,628
	EPAM Systems, Inc.(A)	14	2,786
	F5, Inc.(A)	23	5,065
	Fair Isaac Corp.(A)	268	520,863
	Fortinet, Inc.(A)	2,470	191,548
	Gartner Group, Inc.(A)	998	505,746
	Hewlett-Packard Enterprise	5,544	113,430
	HP, Inc.	14,406	516,743
	International Business Machines Corp.	2,666	589,399
	Jabil, Inc.	297	35,590
	Juniper Networks, Inc.	1,076	41,942
	Keysight Technologies, Inc.(A)	763	121,264

Applied Finance Valuation Large Cap ETF

Schedule of Investments

September 30, 2024 (unaudited)

	INFORMATION TECHNOLOGY Continued	Shares	Value
	KLA Corp.	1,703	$1,318,820
	Lam Research Corp.(A)	1,065	869,125
	Microchip Technology, Inc.	5,751	461,748
	Microsoft Corp.	27,289	11,742,457
	Motorola Solutions, Inc.	741	333,176
	NetApp, Inc.	954	117,828
	Nvidia Corp.	138,481	16,817,133
	NXP Semiconductors NV ADR	1,257	301,693
	ON Semiconductor Corp.(A)	2,977	216,160
	Qorvo, Inc.(A)	107	11,053
	Qualcomm, Inc.	4,152	706,048
	Roper Technologies, Inc.	574	319,397
	Salesforce, Inc.	1,543	422,334
	Skyworks Solutions, Inc.	837	82,670
	Synopsys, Inc.(A)	283	143,308
	TE Connectivity plc ADR	578	87,272
	Teledyne Technologies, Inc.(A)	13	5,690
	Teradyne, Inc.	393	52,634
	Texas Instruments, Inc.	5,398	1,115,065
	Tyler Technologies, Inc.(A)	57	33,272
	Verisign, Inc.(A)	1,455	276,392
			72,709,822

1.13%	MATERIALS
	Amcor plc ADR	8,180	92,679
	Avery Dennison Corp.	263	58,060
	Ball Corporation	1,057	71,781
	Celanese Corp. Class A	264	35,893
	CF Industries Holdings, Inc.	1,248	107,078
	Corteva, Inc.	721	42,388
	Dow, Inc.	793	43,322
	Eastman Chemical Co.	114	12,762
	Freeport-McMoran, Inc.	6,082	303,613
	International Paper Co.	2,407	117,582
	LyondellBasell Industries NV ADR	1,513	145,097
	Martin Marietta Materials, Inc.	100	53,825
	The Mosaic Co	2,912	77,983
	Nucor Corp.	1,294	194,540
	Packaging Corp. of America	252	54,281

Applied Finance Valuation Large Cap ETF

Schedule of Investments

September 30, 2024 (unaudited)

	MATERIALS Continued	Shares	Value
	PPG Industries, Inc.	571	$75,635
	The Sherwin-Williams Co	2,004	764,867
	Steel Dynamics, Inc.	1,294	163,147
			2,414,533

0.91%	REAL ESTATE
	American Tower Corporate REIT	3,007	699,308
	AvalonBay Communities, Inc.	6	1,351
	Camden Property Trust	266	32,859
	Crown Castle, Inc.	1,683	199,654
	Equity Residential	529	39,389
	Essex Property Trust, Inc.	27	7,976
	Federal Realty Investment Trust	371	42,654
	Healthpeak Properties, Inc.	4,112	94,041
	Host Hotels & Resorts, Inc.	2,746	48,330
	Kimco Realty Corp.	557	12,933
	Mid-America Apartment Communities	273	43,380
	Public Storage	533	193,943
	Simon Property Group, Inc.	2,247	379,788
	UDR, Inc.	980	44,433
	Ventas, Inc.	1,241	79,585
	Weyerhaeuser Co.	1,078	36,501
			1,956,125

0.14%	UTILITIES
	Atmos Energy Corp.	288	39,948
	Consolidated Edison, Inc.	610	63,519
	NRG Energy, Inc.	1,520	138,472
	Public Service Enterprise Group, Inc.	751	66,997
			308,936

99.34%	TOTAL COMMON STOCK		212,583,962

Applied Finance Valuation Large Cap ETF

Schedule of Investments

September 30, 2024 (unaudited)

		Shares	Value
0.00%	WARRANTS
0.00%	HEALTH CARE
	Abiomed, Inc. - CVR (A)(B)	2	—

0.00%	TOTAL WARRANTS		—

99.34%	TOTAL INVESTMENTS		212,583,962

0.66%	Other assets net of liabilities		1,403,807
100.00%	NET ASSETS		$213,987,769

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depository Receipts.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCK	$212,583,962			$212,583,962
TOTAL INVESTMENTS	$212,583,962			$212,583,962

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $187,202,753, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,798,758
Gross unrealized depreciation	(1,417,549)
Net unrealized appreciation	$25,381,209